Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Components of Other Non-Current Assets:
Operating lease right-of-use-assets (1)	$ 8,252	$ 5,653
Other	143,412	32,652
Other non-current assets	455,686	512,039
Lease and operate agreement, pre-commissioning contractual cash flows	25,400	0
MK II FLNG
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent	38,000	16,700
Other assets, long lead items, noncurrent	59,800	10,400
Other assets, deposit for a donor vessel, noncurrent	15,500	0
Oil
Components of Other Non-Current Assets:
Derivative instrument	107,955	182,795
Gas
Components of Other Non-Current Assets:
Derivative instrument	101,542	196,184
Interest rate swap
Components of Other Non-Current Assets:
Derivative instrument	47,960	54,970
Commodity swap
Components of Other Non-Current Assets:
Derivative instrument	$ 46,565	$ 39,785